Segment Information (Details) $ in Millions	3 Months Ended								12 Months Ended
	May 29, 2016 USD ($)	Feb. 28, 2016 USD ($)	Nov. 29, 2015 USD ($)	Aug. 30, 2015 USD ($)	May 31, 2015 USD ($)	Feb. 22, 2015 USD ($)	Nov. 23, 2014 USD ($)	Aug. 24, 2014 USD ($)	May 29, 2016 USD ($) segment	May 31, 2015 USD ($)	May 25, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment									4
Sales	$ 1,790.2	$ 1,847.5	$ 1,608.8	$ 1,687.0	$ 1,878.3	$ 1,730.9	$ 1,559.0	$ 1,595.8	$ 6,933.5	$ 6,764.0	$ 6,285.6
Restaurant and marketing expenses									5,630.4	5,584.8	5,242.8
Segment profit									1,303.1	1,179.2	1,042.8
Depreciation and amortization									290.2	319.3	304.4
Impairments and disposal of assets, net									5.8	62.1	16.4
Segment assets	4,582.6				5,994.7				4,582.6	5,994.7
Purchases of land, buildings and equipment									228.3	296.5	414.8
Operating Segments | Olive Garden
Segment Reporting Information [Line Items]
Sales									3,838.6	3,789.6	3,643.1
Restaurant and marketing expenses									3,079.4	3,089.1	2,995.1
Segment profit									759.2	700.5	648.0
Depreciation and amortization									124.1	149.8	149.6
Impairments and disposal of assets, net									(1.4)	28.2	3.3
Segment assets	939.2				1,625.1				939.2	1,625.1
Purchases of land, buildings and equipment									95.6	118.9	131.9
Operating Segments | LongHorn Steakhouse
Segment Reporting Information [Line Items]
Sales									1,587.7	1,544.7	1,383.9
Restaurant and marketing expenses									1,312.4	1,304.8	1,179.6
Segment profit									275.3	239.9	204.3
Depreciation and amortization									67.9	71.6	66.7
Impairments and disposal of assets, net									(1.5)	0.4	0.8
Segment assets	969.2				1,261.1				969.2	1,261.1
Purchases of land, buildings and equipment									46.9	67.4	114.4
Operating Segments | Fine Dining
Segment Reporting Information [Line Items]
Sales									514.1	500.1	441.6
Restaurant and marketing expenses									413.6	405.2	360.2
Segment profit									100.5	94.9	81.4
Depreciation and amortization									27.1	26.4	24.3
Impairments and disposal of assets, net									0.7	0.0	4.8
Segment assets	857.0				865.6				857.0	865.6
Purchases of land, buildings and equipment									21.4	22.9	42.3
Operating Segments | Other Business
Segment Reporting Information [Line Items]
Sales									993.1	929.6	817.0
Restaurant and marketing expenses									825.0	785.7	707.9
Segment profit									168.1	143.9	109.1
Depreciation and amortization									50.5	47.3	42.7
Impairments and disposal of assets, net									6.0	21.0	3.7
Segment assets	987.6				1,054.6				987.6	1,054.6
Purchases of land, buildings and equipment									60.5	83.4	123.1
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Sales									0.0	0.0	0.0
Restaurant and marketing expenses									0.0	0.0	0.0
Segment profit									0.0	0.0	0.0
Depreciation and amortization									20.6	24.2	21.1
Impairments and disposal of assets, net									2.0	12.5	3.8
Segment assets	$ 829.6				$ 1,188.3				829.6	1,188.3
Purchases of land, buildings and equipment									$ 3.9	$ 3.9	$ 3.1